Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2022, 2021 and 2020 and to shareholders’ equity as of December 31, 2022, 2022 and 2020 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)
Net profit under IFRS	925,353	1,191,474	274,544
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 23 (a)	(170,012)	(100,662)	31,419
Inventories valuation, note 23 (b)	(1,077)	(23,831)	(906)
Remediation and mine closure, note 23 (e)	(485)	(148)	23
Deferred workers' profit sharing, note 23 (c)	(1,244)	27,749	(24,255)
Lease activity	767	1,189	1,597
Deferred income tax, note 23 (d)	62,941	38,164	(2,411)
Mine equipment main components, note 23(f)	(11,089)	(13,596)	(13,516)
Water truck conversion (h)	(7,769)	—	—
Other	(1,911)	(357)	(223)
Net income under U.S. GAAP	795,474	1,119,982	266,272

	2022	2021	2020
	US$(000)	US$(000)	US$(000)
Shareholders’ equity under IFRS	6,651,427	6,127,006	5,635,328
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 23(a)	(538,270)	(368,258)	(267,596)
Inventories valuation, note 23(b)	(242,615)	(241,538)	(217,707)
Remediation and mine closure, note 23(e)	(6,113)	(5,627)	(5,480)
Deferred workers’ profit sharing note 23(c)	(60,910)	(59,666)	(87,415)
Lease activity	5,624	4,857	3,668
Deferred income tax, note 23(d)	294,280	231,339	193,176
Mine equipment main components, note 23(f)	(38,201)	(27,112)	(13,516)
Water truck conversion (h)	(7,769)	—	—
Stock-based compensation, note 23 (g)	(10,807)	(11,740)	(11,535)
Other	(1,853)	58	415
Shareholders’ equity under U.S. GAAP	6,044,793	5,649,319	5,229,338